OTHER LONG-TERM ASSETS (Details) - CAD ($) $ in Millions		12 Months Ended
	Mar. 04, 2025	Dec. 31, 2025	Dec. 31, 2024
Business Combination [Line Items]
Deferred pension assets (Note 18)		$ 610	$ 647
Investments in associates		261	0
Right-of-Use assets (Note 21)		42	54
Other long-term assets		62	60
Total other assets		975	761
Payments to acquire equity method investments		$ 261	$ 0
East-West Tie Limited Partnership
Business Combination [Line Items]
Ownership interest in related party	48.00%	48.00%
Payments to acquire equity method investments	$ 261